RULE 497(e)
                                                 FILE NOS. 33-84450 AND 811-8782


                            THE MONTGOMERY FUNDS III

                      Supplement dated June 10, 1998, to the

                               Prospectus for the
            Montgomery Variable Series: International Small Cap Fund
                              dated April 30, 1998


Effective July 1, 1998, the Montgomery Variable Series: International Small Cap Fund will be closed to new investments.